Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	EUROPACIFIC GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000719603
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPGX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGBX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPCX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGFX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPFX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUAX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUBX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUCX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUEX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUFX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERAX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERBX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERCX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REREX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERFX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERGX

EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND
EuroPacific Growth Fund��
Investment objective
The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 29 of the prospectus and on page 60 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees EUROPACIFIC GROWTH FUND (USD $)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)						10	10	10	10	10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EUROPACIFIC GROWTH FUND	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.20%	1.00%	0.99%	0.50%	none
Other expenses	0.16%	0.15%	0.19%	0.18%	0.17%	0.25%	0.26%	0.26%	0.24%	0.24%
Total annual fund operating expenses	0.82%	1.57%	1.61%	0.85%	0.59%	0.87%	1.68%	1.67%	1.16%	0.66%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example EUROPACIFIC GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	654	822	1,004	1,530
Class B	660	896	1,055	1,666
Class C	264	508	876	1,911
Class F-1	87	271	471	1,049
Class F-2	60	189	329	738
Class 529-A	679	876	1,088	1,690
Class 529-B	691	968	1,169	1,872
Class 529-C	290	565	964	2,075
Class 529-E	138	408	696	1,511
Class 529-F-1	87	251	426	928

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption EUROPACIFIC GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	160	496	855	1,666
Class C	164	508	876	1,911
Class 529-B	191	568	969	1,872
Class 529-C	190	565	964	2,075

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 31%
of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S. dollar.
Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were:

Highest           22.30%            (quarter ended June 30, 2009)

Lowest           -19.28%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 3.48%.

Average annual total returns for the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns EUROPACIFIC GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A (before taxes)	3.11%	4.34%	6.10%	11.93%	Apr 16, 1984
Class B	Share class B (before taxes)	3.62%	4.47%	6.09%	3.63%	Mar 15, 2000
Class C	Share class C (before taxes)	7.56%	4.75%		6.83%	Mar 15, 2001
Class F-1	Share class F-1 (before taxes)	9.38%	5.56%		7.68%	Mar 15, 2001
Class F-2	Share class F-2 - (before taxes)	9.67%			2.38%	Aug 1, 2008
Class 529-A	Share class 529-A (before taxes)	3.08%	4.30%		8.82%	Feb 15, 2002
Class 529-B	Share class 529-B (before taxes	3.48%	4.34%		8.94%	Feb 19, 2002
Class 529-C	Share class 529-C (before taxes)	7.50%	4.68%		8.63%	Feb 15, 2002
Class 529-E	Share class 529-E (before taxes)	9.05%	5.22%		8.62%	Mar 7, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	9.58%	5.75%		12.21%	Sep 16, 2002
After Taxes on Distributions Class A	Share class A - After taxes on distributions	3.09%	3.69%	5.59%
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	2.50%	3.82%	5.34%
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)	11.60%	5.29%	5.97%		Apr 16, 1984
Lipper International Funds Average	Lipper International Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.75%	3.01%	4.10%	9.75%	Apr 16, 1984
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or taxes)	8.21%	2.94%	3.94%	9.57%	Apr 16, 1984

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 1, 2011
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EuroPacific Growth Fund��
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to provide you with long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 29 of the prospectus and on page 60 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 31%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S. dollar.
Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge; if a sales charge were included, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this period were:

Highest           22.30%            (quarter ended June 30, 2009)

Lowest           -19.28%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 3.48%.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2010 (with maximum sales charge):
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
EUROPACIFIC GROWTH FUND | MSCI All Country World ex USA Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | Lipper International Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Funds Average (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
Annual Return 2001	rr_AnnualReturn2001	(12.18%)
Annual Return 2002	rr_AnnualReturn2002	(13.61%)
Annual Return 2003	rr_AnnualReturn2003	32.91%
Annual Return 2004	rr_AnnualReturn2004	19.69%
Annual Return 2005	rr_AnnualReturn2005	21.12%
Annual Return 2006	rr_AnnualReturn2006	21.87%
Annual Return 2007	rr_AnnualReturn2007	18.96%
Annual Return 2008	rr_AnnualReturn2008	(40.53%)
Annual Return 2009	rr_AnnualReturn2009	39.10%
Annual Return 2010	rr_AnnualReturn2010	9.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
EUROPACIFIC GROWTH FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
EUROPACIFIC GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,666
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
EUROPACIFIC GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
EUROPACIFIC GROWTH FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
EUROPACIFIC GROWTH FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 - (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
EUROPACIFIC GROWTH FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,690
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
EUROPACIFIC GROWTH FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,872
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,872
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2002
EUROPACIFIC GROWTH FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,075
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,075
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
EUROPACIFIC GROWTH FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2002
EUROPACIFIC GROWTH FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	426
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 928
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2002

EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND
EuroPacific Growth Fund��
Investment objective
The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 60 of the fund's statement of additional information.

Shareholder Fees EUROPACIFIC GROWTH FUND (USD $)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Shareholder Fees, Column Name
All R share classes

All R share classes

All R share classes

All R share classes

All R share classes

All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EUROPACIFIC GROWTH FUND	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.20%	0.44%	0.21%	0.18%	0.13%	0.08%
Total annual fund operating expenses	1.62%	1.61%	1.13%	0.85%	0.55%	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example EUROPACIFIC GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	165	511	881	1,922
Class R-2	164	508	876	1,911
Class R-3	115	359	622	1,375
Class R-4	87	271	471	1,049
Class R-5	56	176	307	689
Class R-6	51	160	280	628

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 31%
of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares
Highest/Lowest quarterly results during this period were:

Highest           22.30%            (quarter ended June 30, 2009)

Lowest           -19.28%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 3.48%.

Average annual total returns for the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns EUROPACIFIC GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R-1	Share class R-1	8.54%	4.74%		8.99%	Jun 17, 2002
Class R-2	Share class R-2	8.55%	4.71%		8.41%	May 31, 2002
Class R-3	Share class R-3	9.07%	5.25%		8.76%	May 21, 2002
Class R-4	Share class R-4	9.39%	5.55%		9.52%	Jun 7, 2002
Class R-5	Share class R-5	9.72%	5.86%		9.44%	May 15, 2002
Class R-6	Share class R-6	9.76%			27.32%	May 1, 2009
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)	11.60%	5.29%	5.97%		Apr 16, 1984
Lipper International Funds Average	Lipper International Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.75%	3.01%	4.10%	9.75%	Apr 16, 1984
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or taxes)	8.21%	2.94%	3.94%	9.57%	Apr 16, 1984

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 1, 2011
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EuroPacific Growth Fund��
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to provide you with long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 60 of the fund's statement of additional information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 31%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries - Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this period were:

Highest           22.30%            (quarter ended June 30, 2009)

Lowest           -19.28%             (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2011, was 3.48%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2010 (with maximum sales charge):
EUROPACIFIC GROWTH FUND | MSCI All Country World ex USA Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | Lipper International Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Funds Average (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 1984
EUROPACIFIC GROWTH FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002
EUROPACIFIC GROWTH FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
EUROPACIFIC GROWTH FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
EUROPACIFIC GROWTH FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2002
EUROPACIFIC GROWTH FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
EUROPACIFIC GROWTH FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
All R share classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009